TAXES PAYABLE	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
TAXES PAYABLE	TAXES PAYABLE

Description	June 30, 2026 (Unaudited)	December 31, 2025

Tax transaction	216,939	226,141
PIS and COFINS	18,361	4,641
Taxes withheld	91,124	84,753
Import taxes	10,758	10,210
Others	24,116	11,843

	361,298	337,588

Current	184,711	144,007
Non-current	176,587	193,581